SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Oct. 28, 2012
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

HORMEL FOODS CORPORATION

(In Thousands)

		Additions/(Benefits)
	Balance at	Charged to	Charged to			Balance at
	Beginning	Costs and	Other Accounts-	Deductions-		End of
Classification	of Period	Expenses	Describe	Describe		Period

Valuation reserve deduction from assets account:

Fiscal year ended October 28, 2012
Allowance for doubtful accounts				$169	(1)
receivable	$4,000	$155	$0	(14)	(2)	$4,000

Fiscal year ended October 30, 2011
Allowance for doubtful accounts				$233	(1)
receivable	$4,000	$(149)	$0	(382)	(2)	$4,000

Fiscal year ended October 31, 2010
Allowance for doubtful accounts				$340	(1)
receivable	$4,064	$(307)	$0	(583)	(2)	$4,000

Note (1) — Uncollectible accounts written off.

Note (2) — Recoveries on accounts previously written off.